INCOME TAXES (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018
Income Tax Examination [Line Items]
Effective tax rate	24.40%	23.50%	24.90%	24.20%
Deferred tax assets	$ 580		$ 580		$ 591
ITALY
Income Tax Examination [Line Items]
Deferred tax assets					$ 700